Segment data (Revenues that are Attributed to Countries Based on Location of Customers, Excluding Customers in Japan (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
North America
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	¥ 10,675,298	¥ 10,403,647	¥ 10,054,431
Europe
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	2,873,737	2,730,915	2,341,364
Asia
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	5,355,991	4,793,110	4,414,236
Other Countries
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	¥ 3,944,854	¥ 4,186,666	¥ 3,923,621